INITIAL PUBLIC OFFERING (FY) (Details) - Initial Public Offering [Member] - $ / shares	Dec. 03, 2021	Sep. 30, 2023	Dec. 31, 2022
Public Shares [Member]
Proposed Public Offering [Abstract]
Units issued (in shares)	27,600,000
Unit price (in dollars per share)	$ 10
Public Warrant [Member]
Proposed Public Offering [Abstract]
Number of securities to be called by each unit (in shares)		0.5	0.5
Warrants exercise price (in dollars per share)		$ 11.5	$ 11.5
Class A Common Stock [Member]
Proposed Public Offering [Abstract]
Number of securities to be called by each unit (in shares)		1	1